Shareholder Report, Holdings (Details) - C000256566	Jun. 30, 2025
FR_87283Q503
Holdings [Line Items]
Percent of Net Asset Value	81.50%
FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	0.30%
FR_58155Q103
Holdings [Line Items]
Percent of Net Asset Value	0.20%
FR_03073E105
Holdings [Line Items]
Percent of Net Asset Value	0.20%
FR_742718109
Holdings [Line Items]
Percent of Net Asset Value	0.20%
FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	0.20%
FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	0.20%
FR_H1467J104
Holdings [Line Items]
Percent of Net Asset Value	0.20%
FR_12503M108
Holdings [Line Items]
Percent of Net Asset Value	0.20%
FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	0.20%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	81.50%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Financials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.50%